Segment and Geographic Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Net revenue from external customers	$ 30,696	$ 30,256	$ 26,317	$ 24,332	$ 23,847	$ 22,208	$ 20,833	$ 19,629	$ 19,069	$ 104,752	$ 81,739	$ 68,783
Depreciation and amortization	2,444				1,904					8,172	8,560	7,306
Loss from operations	(11,824)	(7,691)	(6,358)	(9,081)	(5,064)	(1,491)	(1,899)	(5,174)	(4,238)	(28,194)	(12,802)	(13,017)
Employer
Segment Reporting Information [Line Items]
Net revenue from external customers	13,277				8,625					40,656	23,760	15,938
Depreciation and amortization	1,034				669					3,035	2,337	2,044
Loss from operations	(9,963)				(3,702)					(26,312)	(19,015)	(19,533)
Carrier
Segment Reporting Information [Line Items]
Net revenue from external customers	17,419				15,222					64,096	57,979	52,845
Depreciation and amortization	1,410				1,235					5,137	6,223	5,262
Loss from operations	$ (1,861)				$ (1,362)					$ (1,882)	$ 6,213	$ 6,516